Equity and Noncontrolling Interests	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
EQUITY AND NONCONTROLLING INTERESTS

22.	EQUITY AND NONCONTROLLING INTEREST
The effects on equity of changes in Willis Towers Watsons’ ownership interest in its subsidiaries are as follows:

	Years ended December 31,
	2015	2014	2013
		(millions)
Net income attributable to Willis Towers Watson	$373	$362	$365
Transfers from noncontrolling interest:
Decrease in Willis Towers Watson’s paid-in capital for purchase of noncontrolling interest	(53)	—	(4)
Change from net income attributable to Willis Towers Watson and transfers from noncontrolling interests	$320	$362	$361